As filed with the Securities and Exchange Commission on November ___, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22570

Brookfield Global Listed Infrastructure Income Fund Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

212-549-8400
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Schedule of Investments (Unaudited)
September 30, 2014

	Shares	Value
COMMON STOCKS - 123.8%
AUSTRALIA - 13.3%
Airports - 6.9%
Sydney Airport 1	5,044,700	$18,834,592
Diversified - 1.1%
DUET Group	1,426,900	3,033,500
Electricity Transmission & Distribution - 5.3%
Spark Infrastructure Group 1	9,091,900	14,646,187
Total AUSTRALIA		36,514,279
BRAZIL - 4.4%
Electric Utilities & Generation - 0.6%
Tractebel Energia SA	117,400	1,659,020
Electricity Transmission & Distribution - 2.0%
Alupar Investimento SA	770,800	5,435,199
Toll Roads - 1.8%
CCR SA	737,800	5,093,992
Total BRAZIL		12,188,211
CANADA - 10.5%
Midstream - 3.4%
Gibson Energy, Inc.	99,900	3,120,230
Gibson Energy, Inc. 2	202,600	6,327,915
Total Midstream		9,448,145
Pipelines - 7.1%
Enbridge, Inc. 1	135,000	6,463,800
Pembina Pipeline Corp. 1	177,300	7,469,096
TransCanada Corp. 1	108,150	5,572,969
Total Pipelines		19,505,865
Total CANADA		28,954,010
FRANCE - 10.7%
Communications - 2.7%
Eutelsat Communications SA	230,800	7,446,910
Electric Utilities & Generation - 7.0%
GDF Suez 1	771,000	19,337,138
Toll Roads - 1.0%
Vinci SA	45,900	2,663,630
Total FRANCE		29,447,678
ITALY - 12.0%
Electric Utilities & Generation - 2.5%
Acea SpA	570,900	6,910,141
Pipelines - 7.0%
Snam Rete Gas SpA 1	3,489,000	19,265,676
Toll Roads - 2.5%
Atlantia SpA	285,400	7,011,083
Total ITALY		33,186,900
MEXICO - 0.8%
Pipelines - 0.8%
Infraestructura Energetica Nova SAB de CV	380,300	2,323,057
Total MEXICO		2,323,057
SPAIN - 3.3%
Toll Roads - 3.3%
Ferrovial SA 1	465,600	9,007,803
Total SPAIN		9,007,803
SWITZERLAND - 2.4%
Airports - 2.4%
Flughafen Zuerich AG	10,700	6,703,456
Total SWITZERLAND		6,703,456
UNITED KINGDOM - 3.7%
Electric Utilities & Generation - 2.5%
Infinis Energy PLC	1,900,000	6,776,364
Water - 1.2%
United Utilities Group PLC 1	265,150	3,463,581
Total UNITED KINGDOM		10,239,945

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Schedule of Investments (Unaudited) (continued)
September 30, 2014

			Shares	Value
COMMON STOCKS (continued)
UNITED STATES - 62.7%
Communications - 7.7%
American Tower Corp. 1			225,300	$21,094,839
Midstream - 15.2%
Atlas Pipeline Partners LP			206,400	7,525,344
Crestwood Equity Partners LP 1			273,000	2,885,610
Enable Midstream Partners LP			252,500	6,221,600
EQT Midstream Partners LP			86,500	7,751,265
Marlin Midstream Partners LP			100,000	2,132,000
QEP Midstream Partners LP			66,700	1,580,123
The Williams Companies, Inc. 1			249,900	13,831,965
Total Midstream				41,927,907
Other - 15.7%
CorEnergy Infrastructure Trust, Inc. 1			412,900	3,088,492
Emerge Energy Services LP 1			144,200	16,626,260
EV Energy Partners LP 1			135,100	4,791,997
Exterran Partners LP			332,300	9,746,359
Teekay Corp. 1			133,592	8,865,165
Total Other				43,118,273
Pipelines - 19.5%
Enbridge Energy Management LLC 1,3			610,205	22,705,746
Energy Transfer Equity LP			99,000	6,107,310
Energy Transfer Partners LP 1			112,400	7,192,476
Plains All American Pipeline LP 1			77,563	4,565,358
Sempra Energy 1			63,900	6,733,782
Spectra Energy Corp. 1			166,000	6,517,160
Total Pipelines				53,821,832
Rail - 4.6%
Union Pacific Corp. 1			116,200	12,598,404
Total UNITED STATES				172,561,255
Total COMMON STOCKS
(Cost $263,566,255)				341,126,594
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
CORPORATE BONDS - 1.0%
AUSTRALIA - 1.0%
Pipelines - 1.0%
APT Pipelines Ltd. 4	8.01%	09/30/72	AUD 2,919	$2,663,343
Total CORPORATE BONDS
(Cost $3,061,405)				2,663,343
Total Investments - 124.8%
(Cost $266,627,660)				343,789,937
Liabilities in Excess of Other Assets - (24.8)%				(68,360,905)
TOTAL NET ASSETS - 100.0%				$275,429,032

AUD -- Australian Dollar

The following notes should be read in conjunction with the accompanying Schedule of Investments.

-- All or a portion of this security is pledged as collateral for credit facility.

-- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the total value of all such securities was $6,327,915 or 2.3% of net assets.

-- Non-income producing security.
-- Variable rate security - Interest rate shown is the rate in effect as of September 30, 2014.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Fair valuation procedures may be used to value a portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Pursuant to the procedures, securities in the Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. As of September 30, 2014, there were no Fund securities that were fair valued by the Adviser’s Valuation Committee.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical assets assets and liabilities
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of
September 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$36,514,279	$-	$36,514,279
Brazil	12,188,211	-	-	12,188,211
Canada	28,954,010	-	-	28,954,010
France	-	29,447,678	-	29,447,678
Italy	-	33,186,900	-	33,186,900
Mexico	2,323,057	-	-	2,323,057
Spain	-	9,007,803	-	9,007,803
Switzerland	-	6,703,456	-	6,703,456
United Kingdom	6,776,364	3,463,581	-	10,239,945
United States	172,561,255	-	-	172,561,255
Total Common Stocks	222,802,897	118,323,697	-	341,126,594
Corporate Bond:
Australia	-	2,663,343	-	2,663,343
Total	$222,802,897	$120,987,040	$-	$343,789,937

For further information regarding security characteristics, see the Schedule of Investments.

The fair value of the Fund’s credit facility, which qualifies as a financial instrument under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820 “Disclosures about Fair Values of Financial Instruments”, approximates the carrying amount of $90,000,000. As of September 30, 2014, this financial instrument is categorized as a Level 2 within the disclosure hierarchy.

Level 2 common stocks are fair valued as a result of foreign market movements following the close of local trading. During the nine months ended September 30, 2014, there were transfers from Level 2 to Level 1 of $6,753,012 due to these market movements. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

During the nine months ended September 30, 2014, the Fund did not invest in any Level 3 securities.

Credit facility: The Fund established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.70% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.70% on the line of credit that is unused. For the nine months ended September 30, 2014, the average interest rate paid on the line of credit was 0.93% of the total line of credit amount available to the Fund.

Total line of credit amount available	$90,000,000
Line of credit outstanding at September 30, 2014	90,000,000
Line of credit amount unused at September 30, 2014	-
Average balance outstanding during the period	85,347,985
Interest expense incurred on line of credit during the period	628,384

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments, not including foreign currency translations, at September 30, 2014 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 266,627,660	$ 82,641,738	$ (5,479,461)	$ 77,162,277

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Global Listed Infrastructure Income Fund Inc.

By (Signature and Title)                      /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:   November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:   November 26, 2014

By (Signature and Title)                      /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:   November 26, 2014